Earnings per share	12 Months Ended
Dec. 31, 2018
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Earnings per share

8. Earnings per share

Basic

Basic earnings per share is calculated by dividing the profit attributable to equity shareholders of the company by the weighted average number of ordinary shares in issue during the year, excluding ordinary shares purchased by the company and held as treasury shares.

Diluted

Diluted earnings per share is calculated by adjusting the weighted average number of ordinary shares to take account of all dilutive potential ordinary shares and adjusting the profit attributable, if applicable, to account for any tax consequences that might arise from conversion of those shares.

All figures in £ millions	Notes	2018	2017	2016
Earnings/(loss) for the year from continuing operations		590	408	(2,335)
Non-controlling interest		(2)	(2)	(2)

Earnings/(loss) attributable to equity holders of the company		588	406	(2,337)

Weighted average number of shares (millions)		778.1	813.4	814.8
Effect of dilutive share options (millions)		0.6	0.3	—
Weighted average number of shares (millions) for diluted earnings		778.7	813.7	814.8

Earnings/(loss) per share
Basic		75.6p	49.9p	(286.8)p
Diluted		75.5p	49.9p	(286.8)p